Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	2,000,000,000	2,000,000,000
Common Stock, Shares, Outstanding	683,493,072	509,116,921
Ordinary shares, shares issued	683,493,072	509,116,921
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000,000	1,000,000,000
Preferred stock, shares outstanding	323,657,534
Preferred stock, shares issued	323,657,534